CONVERTIBLE DEBENTURES (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Debentures	$ 0	$ 546,460
Series A-1
Statement Line Items [Line Items]
Debentures	381,678	546,460
Accretion expense	57,806	15,118
Interest expense	48,275	22,903
Series A-2
Statement Line Items [Line Items]
Debentures	604,195	0
Accretion expense	33,454	0
Interest expense	49,614	0
Series A-3
Statement Line Items [Line Items]
Debentures	748,990
Accretion expense	0	0
Interest expense	$ 32,010	$ 0